Earnings per share	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Earnings per share

14. Earnings per share

The following table summarizes the basic and diluted earnings per share calculations for the fiscal years ended March 31:

	2021	2020
Basic earnings per common share
Net income attributable to Reservoir Holdings Inc.	$10,288,961	$10,057,794
Less: income allocated to participating securities	(3,736,121)	$(3,435,754)
Net income attributable to common shareholders	$6,552,840	$6,622,040
Basic weighted average common shares outstanding	144,698	128,875
Basic earnings per common share	$45.29	$51.38
Diluted earnings per common share
Net income attributable to common shareholders	$6,552,840	$6,622,040
Add: income allocated to participating securities	3,736,121	3,435,754
Net income attributable to Reservoir Holdings Inc.	$10,288,961	$10,057,794
Basic weighted average common shares outstanding	144,698	128,875
Impact of assumed preferred share conversion	82,500	66,865
Diluted weighted average common shares outstanding	227,198	195,740
Diluted earnings per common share	$45.29	$51.38

Because of their anti-dilutive effect, 7,624 common share equivalents comprised of stock options have been excluded from the diluted earnings per share calculation for the fiscal years ended March 31, 2021 and 2020.